Consolidated Balance Sheets (Current Period Unaudited) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	€ 17,203	€ 20,004
Current portion of net trade accounts and notes receivable	12,076	11,277
Other receivables	1,812	1,066
Inventories	7,074	6,739
Other assets, current portion	385	489
Short-term investment
Total current assets	38,551	39,574
Non-current assets
Property and equipment, net	4,155	3,682
Intangible assets, net	746	527
Goodwill	2,412	2,412
Deposits and other non-current assets	510	462
Deferred tax assets	257	165
Net trade accounts and notes receivable, non-current	50	77
Total assets	46,679	46,897
Current liabilities
Trade accounts and notes payable	6,627	6,310
Deferred revenues, current portion	2,569	2,295
Social security and other payroll withholdings taxes	1,033	1,075
Employee absences compensation	634	575
Income taxes payable	147	147
Other accrued liabilities	1,919	1,536
Short-term borrowings	2,112	2,718
Current portion of capital lease obligations	280	255
Current portion of financial instruments carried at fair value………….	319	840
Current portion of long-term debt	375	383
Total current liabilities	16,016	16,134
Non-current liabilities
Deferred revenues, non-current	603	562
Capital lease obligations, non-current	639	528
Financial instruments carried at fair value, non-current…………..
Long-term debt, non-current	1,019	834
Other long-term liabilities	3,851	3,681
Total liabilities	22,129	21,739
Shareholders’ equity
Common stock, €0.13 par value; 29,368,394 shares issued and 28,997,866 shares outstanding at June 30, 2018 and December 31, 2017	3,818	3,818
Additional paid-in capital	65,846	65,694
Retained earnings	(40,287)	(39,608)
Cumulative other comprehensive loss	(3,686)	(3,604)
Treasury stock, at cost; 370,528 shares at June 30, 2018 & at Dec. 31, 2017	(1,142)	(1,142)
Total shareholders’ equity	24,550	25,158
Total liabilities and shareholders’ equity	€ 46,679	€ 46,897